Property and Equipment (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 582,674	$ 54,923	$ 35,297	$ 402,986	$ 77,861